Shareholder Report, Average Annual Return (Details) 199248_Tortoise Energy Infrastructure Total Return Fund_A Class_TSR Annual {A Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A Class (with sales charge)
Average Annual Return, Percent	(7.22%)	22.82%	9.42%
Without Sales Load [Member] | A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A Class (without sales charge)
Average Annual Return, Percent	(1.81%)	24.22%	10.04%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	15.28%	14.63%
Tortoise North American Pipeline Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Average Annual Return, Percent	2.99%	21.99%	12.02%